Cash and cash equivalents	12 Months Ended
Mar. 31, 2021
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Cash and cash equivalents
11. Cash and cash equivalents

	As at March 31,
	2019		2020		2021
Cash and bank balances	₹	41,966	₹	34,087	₹	68,842
Demand deposits with banks *		116,563		110,412		100,951

	₹	158,529	₹	144,499	₹	169,793

*	These deposits can be withdrawn by the Company at any time without prior notice and without any penalty on the principal.
Cash and cash equivalents consist of the following for the purpose of the statement of cash flows:

	As at March 31,
	2019		2020		2021
Cash and cash equivalents (as above)	₹	158,529	₹	144,499	₹	169,793
Bank overdrafts		(4)		(395)		(130)

	₹	158,525	₹	144,104	₹	169,663